Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 28, 2012

VIA EDGAR CORRESPONDENCE

Mr. Ed Bartz

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)
File Nos. 333-72424 and 811-8194

Dear Mr. Bartz:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 107 (“PEA 107”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 107 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 102 (“PEA 102”) filed on October 5, 2012 on Form N-1A. PEA 107 (i) reflects changes to PEA 102 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on November 19, 2012, (ii) includes certain other information not previously included in PEA 95, and (iii) includes certain other required exhibits.

PEA 107 includes the prospectus and statement of additional information for the Stonebridge Small-Cap Growth Fund (the “Fund”), a series of the Registrant. There are no disclosures within PEA 107 that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on November 19, 2012 to PEA 107, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Mr. Ed Bartz

December 28, 2012

PROSPECTUS

1.	Staff Comment: Please provide an explanation of the term “short-term income” in the Fund’s investment objective.

Registrant’s Response: Based on information provided by Stonebridge Capital Management, Inc. (the “Adviser”), the Registrant has deleted the Fund’s secondary objective of “short-term income” and has removed references thereto in the prospectus and statement of additional information.

2.	Staff Comment: Please review the requirements of Form N-1A, Item 3, Instruction 3(c)(iii), and delete unnecessary sub-captions to avoid duplication of the line item for “Other Expenses.”

Registrant’s Response: Comment complied with. The Registrant has eliminated the additional sub-caption for “Other Expenses.”

3.

Staff Comment: New funds should show expense example information only for 1-year and 3-year periods. Please explain why the Fund is including expense example information for the 5-year and 10-year periods.

Registrant’s Response: It is anticipated that the Stonebridge Small-Cap Growth Fund and the Stonebridge Institutional Small-Cap Growth Fund, each an existing series of Stonebridge Funds Trust (together, the “Predecessor Funds”), will participate in a reorganization with and into the Fund. In addition, it is anticipated that the Stonebridge Institutional Small-Cap Growth Fund will be the surviving fund for accounting and performance presentation purposes. As the Predecessor Funds have been in operation since for the 5-year and 10-year periods, the Registrant believes it is appropriate that the New Fund present expense example information for the 5-year and 10-year periods.

4.

Staff Comment: In its discussion of “Principal Investment Strategies,” please provide a description of the Fund’s strategy for generating “short-term income,” since that is a secondary investment objective of the Fund.

Registrant’s Response: The Registrant notes that, as discussed in the response to Comment 1 above, the secondary objective of “short-term income” has been deleted from the Fund’s investment objective. Consequently, the Registrant does not intend to discuss “short-term income” in the Fund’s principal investment strategies.

Mr. Ed Bartz

December 28, 2012

5.

Staff Comment: The discussion of the Adviser’s “primary criterion for selling a particular stock” in the Summary section of the Prospectus belongs more appropriately under Item 9(b)(2) of Form N-1A. Please relocate this disclosure accordingly.

Registrant’s Response: Comment complied with. The discussion of the Adviser’s “primary criterion for selling a particular stock” has been removed from the Summary section of the Prospectus but remains under the heading “What are the Fund’s Principal Investment Strategies?” in the Prospectus.

6.	Staff Comment: As the Fund will be investing in growth stocks, please include “growth style risk” as a principal risk of the Fund.

Registrant’s Response: Comment complied with. The Registrant has added disclosure relating to “growth style risk” to the list of the Fund’s principal risks.

7.	Staff Comment: In the discussion of “Healthcare Sector Risk,” please clarify that the Fund will not invest more than 25% of its portfolio in “any one such industry or related industries.”

Registrant’s Response: Comment complied with. The Registrant has revised the “Healthcare Sector Risk” disclosure to include the phrase “or related industries.”

8.	Staff Comment: In the discussion of “Technology Sector Risk,” please clarify that the Fund will not invest more than 25% of its portfolio in “any one such industry or related industries.”

Registrant’s Response: Comment complied with. The Registrant has revised the “Technology Sector Risk” disclosure to include the phrase “or related industries.”

9.	Staff Comment: With respect to the section titled “Performance Information,” please explain why the performance history of the Stonebridge Institutional Small-Cap Growth Fund is being presented.

Registrant’s Response: As noted in the response to Comment 3 above, the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund are anticipated to participate in a reorganization with and into the Fund. Based on its review of North American Security Trust, SEC No-Action Letter (pub. avail. August 5, 1994) and its analysis of the relevant factors discussed in the aforementioned no-action letter,

Mr. Ed Bartz

December 28, 2012

the Registrant believes that the Stonebridge Institutional Small-Cap Growth Fund is the appropriate surviving fund for performance presentation purposes. In arriving at this determination, the Registrant reviewed, among other things, the portfolio management team, investment strategies, expense structures, portfolio holdings and portfolio sizes of the Predecessor Funds and the Fund. A discussion of the Registrant’s analysis was enclosed with its response letter to Staff comments on Registrant’s Pre-effective Amendment No. 1 to its registration statement on Form N-14 filed with the Commission on December 19, 2012.

10.	Staff Comment: In discussing the Fund’s investment adviser and portfolio managers, please conform the presentation to the headings provided in Item 5 of Form N-1A.

Registrant’s Response: Comment complied with. Registrant has organized the existing disclosure under the main heading “Management” and the two sub-headings “Investment Adviser” and “Portfolio Managers.”

11.	Staff Comment: In the Summary section of the Prospectus, please provide the business experience of each portfolio manager for the past 5 years.

Registrant’s Response: Comment complied with. Disclosure to the effect that Mr. Barrett has been President of the Adviser “for over twenty-five years” and that Mr. Markatos has been Executive Vice President of the Adviser “for over ten years” has been added to the Summary section.

12.	Staff Comment: With respect to the Financial Highlights, please confirm that PEA 107 will not be used until the reorganizations are consummated.

Registrant’s Response: Other than including copies of the Fund’s prospectus with the proxy materials for the reorganizations in accordance with the Commission’s rules, the Registrant hereby confirms that PEA 107 will not be used prior to the consummation of the reorganizations.

STATEMENT OF ADDITIONAL INFORMATION

13.

Staff Comment: With respect to the Fund’s disclosure on “credit default swaps” in the statement of additional information, the Staff requests that the Registrant consider Securities Trading Practices of Investment Companies, Investment Company Release No. 10666 (April 18, 1979) and Use of Derivatives by Investment Companies under the

Mr. Ed Bartz

December 28, 2012

Investment Company Act of 1940, Investment Company Release No. 29776 (August 31, 2011), and in particular the Commission’s positions with respect to segregation of assets to cover certain derivative positions.

Registrant’s Response: Comment complied with. The Registrant has noted its obligations under the aforementioned releases.

14.	Staff Comment: In the section titled “Credit Ratings,” please correct the reference to “either” Fund.

Registrant’s Response: Comment complied with. The Registrant has corrected the reference.

15.	Staff Comment: In the section titled “Investment Limitations,” please restate the investment limitation with respect to illiquid securities to refer to 15% of the Fund’s net assets.

Registrant’s Response: Comment complied with.

16.

Staff Comment: In the section titled “Portfolio Manager Compensation,” disclose whether compensation is based on Fund pre- or after-tax performance over a certain time period, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Registrant’s Response: Comment complied with. Based on information provided by the Adviser, the Registrant understands that compensation of the Fund’s portfolio managers is tied to the economic performance of the Adviser, and is thus not directly based on the investment performance of the Fund (except insofar as such investment performance has indirect effects on the economic performance of the Adviser). The Registrant has revised the section titled “Portfolio Manager Compensation” in the statement of additional information. The Registrant has not included any references to Fund pre- or after-tax performance or performance benchmarks since portfolio manager compensation is not directly tied to such indicators.

GENERAL COMMENTS

17.	Staff Comment: Please confirm that financial information and/or financial highlights will be updated as necessary.

Mr. Ed Bartz

December 28, 2012

Registrant’s Response: Comment complied with. The financial highlights disclosure included in the Prospectus reflects information for the year ended October 31, 2012.

* * *

The Trust and the Fund hereby acknowledge that:

•	the Trust and the Fund are responsible for the adequacy and accuracy of the disclosure in the filings;

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust and the Fund from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Trust and the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

* * *

The SEC Staff is kindly requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq. of Davis Graham & Stubbs LLP, counsel to the Trust, at 303.892.7381.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary
Financial Investors Trust

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP